Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transactions with Key Management Personnel	The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.
For the six months ended June 30,	2023	2022
Key Management Remuneration	$299,382	$1,079,324
Stock-based compensation	—	487,885
	$299,382	$1,567,209
The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.
For the years ended December 31,	2022	2021
Key Management Remuneration	$3,572,602	$1,148,206
Stock-based compensation	898,640	—
Short term accommodation expense	—	69,521
	$4,471,242	$1,217,727
The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.
For the years ended December 31	2021	2020	2019
Key Management Remuneration	1,148,206	259,035	116,481
Director Professional fees	—	121,467	121,970
Short term accommodation expense	69,521	45,482	26,264
	1,217,727	425,984	264,715